Northern Lights Fund Trust

     Navigator Duration Neutral Bond Fund

Incorporated herein by reference is the definitive version of the supplement for Navigator Duration Neutral Bond Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 4, 2014, (SEC Accession No. 0000910472-14-002499).